Financial Liabilities - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Pending payment amount from undiscounted cash flows of loans and other payables	€ 59,000,000	€ 220,000,000
Payments made from undiscounted cash flows of loans and other payables	235,000,000	380,000,000
Debentures and bonds issued	36,502,000,000	40,668,000,000
Commercial papers issuable	5,000,000,000
Commercial papers issued	1,248,000,000	1,390,000,000
Promissory notes issuable, allowed increase	2,000,000,000
Promissory notes issued	36,502,000,000
Available financing capacity	13,354,000,000	€ 13,679,000,000
Borrowings maturing in more than twelve months	12,466,000,000
Notes and debentures issued	€ 36,502,000,000
Latin America
Disclosure of financial liabilities [line items]
Proportion of gross debt (as a percent)	1.00%
2021
Disclosure of financial liabilities [line items]
Interest payable	€ 1,245,000,000
Promissory notes issued	4,321,000,000
Notes and debentures issued	4,321,000,000
2022
Disclosure of financial liabilities [line items]
Interest payable	1,134,000,000
Promissory notes issued	3,675,000,000
Notes and debentures issued	3,675,000,000
2023
Disclosure of financial liabilities [line items]
Interest payable	1,017,000,000
Promissory notes issued	2,292,000,000
Notes and debentures issued	2,292,000,000
2024
Disclosure of financial liabilities [line items]
Interest payable	926,000,000
Promissory notes issued	1,140,000,000
Notes and debentures issued	1,140,000,000
2025
Disclosure of financial liabilities [line items]
Interest payable	874,000,000
Promissory notes issued	3,082,000,000
Notes and debentures issued	3,082,000,000
Subsequent years
Disclosure of financial liabilities [line items]
Interest payable	8,365,000,000
Promissory notes issued	21,992,000,000
Notes and debentures issued	21,992,000,000
Derivative instruments
Disclosure of financial liabilities [line items]
Fair value of current financial liabilities	1,210,000,000
Fair value of non-current liabilities	€ 3,666,000,000
Commercial Paper
Disclosure of financial liabilities [line items]
Average interest rate (as a percent)	(0.28%)	(0.28%)
Promissory note
Disclosure of financial liabilities [line items]
Promissory notes issued	€ 269,000,000	€ 75,000,000
Notes and debentures issued	€ 269,000,000	€ 75,000,000
Loans and other payables
Disclosure of financial liabilities [line items]
Average interest rate (as a percent)	1.29%	1.52%